Inventory (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Summary of Components of Inventory	The components of inventory are summarized as follows:

	March 31,	December 31,
	2024	2023
Raw materials	$790	$607
Finished goods	2,123	1,938
Inventory, net	$2,913	$2,545
The components of inventory at December 31 are summarized as follows:

	2023	2022
Raw materials	$607	$753
Finished goods	1,938	718
Inventory, net	$2,545	$1,471